SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Useful Lives of Property Plant and Equipment
Years
Equipment and furniture	5
Computers and software	2 - 3
Automobiles	5
Leasehold improvements	Lesser of the lease term or estimated useful life

Schedule of Changes in AOCI, Including the Amounts Reclassified to Income
Foreign currency
translation and
unrealized gains
(losses), net
of tax
(in thousands)
Balance at December 31, 2018	$61,572
Unrecognized gain on foreign currency translation	529
Balance at December 31, 2019	$62,101
Unrecognized gain on foreign currency translation	1,560
Balance at December 31, 2020	$63,661

Summary of the Total Potential Ordinary Shares that were Excluded from the Diluted Per Share Calculation
	Years ended December 31,
	2020	2019	2018
	(in thousands)
Anti-dilutive stock options and awards/units outstanding	1,478	1,335	—
Total(1)	1,478	1,335	—

(1)

Calculated using the treasury stock method, which assumes proceeds are used to reduce the dilutive effect of outstanding stock awards. Assumed proceeds include the unrecognized deferred compensation of share awards, and assumed tax proceeds from excess stock-based compensation deductions.

Schedule of Diluted Earnings Per Share	After the dilution, the diluted earnings per share during the year ended December 31, 2018 was as follows.
	2020	2019	2018
	(in thousands, except per
		shares amounts)
Net Income (loss)	$(23,676)	$(3,913)	$4,820
Weighted average shares outstanding—Diluted	35,881	35,556	36,319
Net Income (loss) per shares —Diluted	$(0.66)	$(0.11)	$0.13

Summary of Accounts Receivable, Net

Accounts receivable, net, as of December 31, 2020 and 2019 consisted of the following:

	Years Ended
	December 31,
	2020	2019
	(in thousands)
Accounts receivable ,net	$49,623	$77,831
Account receivable	65,605	84,337
Less: Allowance for credit losses	$(15,982)	$(6,506)

Summary of Allowance for Credit Losses

The movement of allowance for credit losses for the years ended December 31, 2020, 2019 and 2018 was as follows (in thousands)

		Charged
	Balance at	(credited) to			Balance at
	beginning of	costs and	Exchange	(Deductions)	end of
Description	the period	expenses	difference	Adjustments	the period
Year ended December 31, 2020
Allowance for credit losses	$6,506	$9,441	$35	$—	$15,982
Year ended December 31, 2019
Allowance for credit losses	$2,124	$4,396	$(14)	$—	$6,506
Year ended December 31, 2018
Allowance for credit losses	$2,437	$812	$(280)	$(845)	$2,124